Earnings (Loss) Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number Diluted Shares Outstanding Adjustment	388,256	8,981	85,834